Intangible Assets, Net (Details) (USD $)	12 Months Ended				1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014
Intangible Assets, Net
Intangible assets subject to amortization, gross	$ 276,762,319	$ 273,109,420
Intangible assets subject to amortization, net	119,599,586	140,449,143
Total intangible assets, net	120,380,671	141,231,750
Weighted Average Amortization Periods	9 years 6 months 18 days
Amortization amount	52,922	935,177	1,882,804
Amortization expense	24,677,508	37,009,330	38,701,651
Amortization expense expected to be recorded
2015	16,648,450
2016	14,183,003
2017	13,932,242
2018	12,813,362
2019	11,936,725
Advertising agency agreement with SINA
Intangible Assets, Net
Intangible assets subject to amortization, gross	106,790,000	106,790,000
Less: Accumulated amortization	(51,286,533)	(44,495,832)
Weighted Average Amortization Periods	9 years 9 months
License agreements with SINA
Intangible Assets, Net
Intangible assets subject to amortization, gross	80,660,000	80,660,000
Less: Accumulated amortization	(39,377,764)	(34,280,500)
Weighted Average Amortization Periods	9 years 9 months
Exclusive rights with Baidu
Intangible Assets, Net
Intangible assets subject to amortization, gross	45,151,494	45,315,329
Less: Accumulated amortization	(43,034,803)	(34,693,471)
Weighted Average Amortization Periods	3 months
Purchase price of intangible assets				47,612,100
Fair value of intangible assets				43,847,992
Difference between fair value and principal amount				3,764,108
Payment to acquire exclusive rights	9,004,710	15,347,915	14,249,180
Amortization amount	52,922	935,177	1,882,804
Customer relationship
Intangible Assets, Net
Intangible assets subject to amortization, gross	12,084,676	12,100,847
Less: Accumulated amortization	(8,086,039)	(6,464,705)
Weighted Average Amortization Periods	5 years 1 month 17 days
Database Rights [Member]
Intangible Assets, Net
Intangible assets subject to amortization, gross	8,300,000	8,300,000
Less: Accumulated amortization	(5,126,472)	(4,150,001)
Weighted Average Amortization Periods	3 years 3 months
Favorable lease term
Intangible Assets, Net
Intangible assets subject to amortization, gross	9,541,891	9,541,891
Less: Accumulated amortization	(1,167,905)	(637,435)
Weighted Average Amortization Periods	16 years 11 months 12 days
Computer software licenses
Intangible Assets, Net
Intangible assets subject to amortization, gross	9,534,433	5,708,188
Less: Accumulated amortization	(4,784,950)	(3,963,457)
Weighted Average Amortization Periods	4 years 10 months 17 days
Non-compete agreements
Intangible Assets, Net
Intangible assets subject to amortization, gross	3,415,152	3,420,712
Less: Accumulated amortization	(3,349,230)	(3,097,470)
Weighted Average Amortization Periods	9 months
Customer contracts
Intangible Assets, Net
Intangible assets subject to amortization, gross	1,054,964	1,057,842
Less: Accumulated amortization	(871,174)	(832,950)
Weighted Average Amortization Periods	4 years 11 months 9 days
Domain name
Intangible Assets, Net
Intangible assets subject to amortization, gross	229,709	214,611
Less: Accumulated amortization	(77,863)	(44,456)
Weighted Average Amortization Periods	4 years 8 months 5 days
SINA | Advertising agency agreement and license agreements
Intangible Assets, Net
Additional extension of agreement period					5 years
Percentage of revenue fee on sales					15.00%
Trademark
Intangible Assets, Net
Intangible assets not subject to amortization	$ 781,085	$ 782,607